INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Income Loss Per Share Abstract
INCOME (LOSS) PER SHARE
NOTE 17 - INCOME (LOSS) PER SHARE

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	4,652	6,514	(3,978)
Weighted average number of issued ordinary shares	25,302,350	22,329,281	21,983,757
Dilutive effect of share options and RSUs	1,337,771	1,569,196	-
Weighted average number of diluted ordinary shares	26,640,120	23,898,477	21,983,757
Income (loss) per share, basic ($)	0.18	0.29	(0.18)
Income (loss) per share, diluted ($)	0.17	0.27	(0.18)